Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Redeemable common stock
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share [Line Items]
Allocation of net loss, as adjusted	$ (137,936)	$ (247,320)
Basic weighted average shares outstanding	11,425,027	4,505,479
Basic net loss per common share	$ (0.01)	$ (0.05)
Non-redeemable common stock
Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net loss per common share [Line Items]
Allocation of net loss, as adjusted	$ (40,282)	$ (155,222)
Basic weighted average shares outstanding	3,336,500	2,827,725
Basic net loss per common share	$ (0.01)	$ (0.05)